Acquisitions And Investments	9 Months Ended
Sep. 30, 2011
Notes to Consolidated Financial Statements [Abstract]
Acquisitions and Investments

2.       Acquisitions

International Dialysis Centers

On January 4, 2011, the Company announced the signing of a purchase agreement to acquire International Dialysis Centers (“IDC”), Euromedic International's dialysis service business for a preliminary purchase price of €529,214 (approximately $714,598 as of September 30, 2011). The increase over the original purchase price of €485,000 reflects adjustments for the seller's final cash and debt positions at closing and the effects of the delay in closing resulting from the regulatory approval process. IDC treats over 8,200 hemodialysis patients predominantly in Central and Eastern Europe and operates a total of 70 clinics in nine countries. With the exception of Portugal, where the review is still ongoing, closing occurred on June 30, 2011 following final regulatory approvals by the relevant anti-trust authorities which included a mandate for the divestiture of five of the acquired clinics. In the meantime, the divesture process has been started and a preliminary review of the purchase price allocation took place. Based on those activities, the Company adjusted the identified goodwill to approximately €403,290 at September 30, 2011 ($544,562 as of September 30, 2011); in addition, intangible assets of €64,700 ($87,364 as of September 30, 2011) have been identified. The Company expects to complete the purchase price allocation by the end of 2011.

Acquisitions not yet closed as of September 30, 2011

American Access Care

On October 1, 2011, the Company acquired the U.S. based company American Access Care Holdings, LLC (“AAC”). AAC operates 28 freestanding out-patient interventional radiology centers in 12 states in the U.S. primarily dedicated to the vascular access needs of dialysis patients. The acquired operations will add approximately $175,000 in annual revenue and are expected to be accretive to earnings in the first year after closing of the transaction. The transaction was financed from cash flow from operations and available borrowing facilities.

Liberty Dialysis

On August 2, 2011, the Company announced its plans to acquire 100% of Liberty Dialysis Holdings, Inc., the owner of all of the business of Liberty Dialysis and owner of a 51% stake in Renal Advantage Partners, LLC. The Company owns a 49% stake in Renal Advantage Partners, LLC. The Company's total investment, including the assumption of incremental debt, will be approximately $1,700,000. The transaction remains subject to clearance under the Hart–Scott–Rodino Antitrust Improvements Act and is expected to close in early 2012. Upon completion, the acquired operations would add approximately 260 outpatient dialysis clinics to the Company's network in the U.S and approximately $1,000,000 in annual revenue before the anticipated divestiture of some centers as a condition of government approval of the transaction. The transaction will be financed from cash flow from operations and debt and is expected to be accretive to earnings in the first year after closing of the transaction.

During the first quarter of 2011, the Company loaned $294,000 to Renal Advantage Partners LLC, the parent company of Renal Advantage, Inc., which included a $60,000 conversion right for a 49% minority equity interest in Renal Advantage Partners LLC. The conversion right was exercised and became effective May 1, 2011. The remaining loan is classified within “Other assets and notes receivable” in the balance sheet and the participation received resulting from the exercise of the conversion right is classified within “Investment in equity method investees.” Additionally, the Company has entered into agreements to provide renal products and pharmaceutical supplies as well as other services to Renal Advantage, Inc. and Liberty Dialysis, Inc.

For a discussion of the final closing of the Company's renal pharmaceutical joint venture with Galenica, Vifor Fresenius Medical Care Renal Pharma Ltd., in November 2011, see Note 16.